Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Revenues
Licensing (Note 3)	$ 4,093,781	$ 8,415,540	$ 1,481,719
Milestone (Note 3)		354,153	43,209
Other incidental services			2,546
	4,093,781	8,769,693	1,527,474
Expenses
Research and development	7,247,473	8,020,201	5,076,236
Selling, general and administrative	3,581,913	3,900,803	2,873,091
Depreciation (Note 5)	377,849	381,385	396,814
	11,207,235	12,302,389	8,346,141
Loss from operations	(7,113,454)	(3,532,696)	(6,818,667)
Fair value adjustment of derivative liabilities			(3,889,683)
Financing expense (Note 10)			(115,056)
Net foreign exchange gain (loss)	46,211	10,896	(359,554)
Interest income	1,507	4,898	2,839
Interest expense	(256,629)	(339,451)	(314,896)
Extinguishment loss (Note 7)	(114,023)
Net loss	(7,436,388)	(3,856,353)	(11,495,017)
Other comprehensive income (loss)
Foreign exchange translation adjustment			524,431
Comprehensive loss	$ (7,436,388)	$ (3,856,353)	$ (10,970,586)
Loss per common share, basic and diluted (in Dollars per share)	$ (0.31)	$ (0.17)	$ (0.58)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	23,767,677	23,050,618	19,671,093